Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (2,660,417)	$ (1,961,815)	$ (9,039,831)	$ (7,937,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	154,588	149,637	605,637	249,592
Stock-based compensation expense	326,616	283,712	989,681	748,823
Changes in operating assets and liabilities:
Accounts and other receivables	175,460	(311,935)	(327,530)	311,366
Inventory	(11,174)	8,997	(9,124)	(12,944)
Prepaid expenses and other assets	6,446	(23,883)	(105,594)	214,402
Accounts payable	394,267	(220,796)	382,521	(14,501)
Accrued expenses	(27,987)	(266,492)	248,911	362,012
Unearned revenue		(2,884)	(8,654)	33,058
Accrued interest
Operating lease right-of-use asset	426	(516)	(812)	7,397
Net cash used in operating activities	(1,641,775)	(2,345,975)	(7,264,795)	(6,037,806)
Cash flows from investing activities
Purchase of property and equipment	(50,786)	(41,387)	(79,083)	(22,902)
Acquisition, net of cash acquired				(2,186,497)
Net cash used in investing activities	(50,786)	(41,387)	(79,083)	(2,209,399)
Cash flows from financing activities
Proceeds from issuance of common stock from direct offering, net of underwriting discounts, commissions, and offering expenses of $1,334,811		2,005,000	4,350,885
Proceeds from exercised stock options		74,899	74,899
Proceeds from exercise of warrants	1,171,169		1,371,147
Payment on loans payable	(38,927)			(251,746)
Proceeds from loans payable		27,723	191,849
Principal repayments on finance leases	(100,266)	(88,665)	(361,181)	(93,238)
Net cash provided by (used in) by financing activities	1,031,976	2,018,957	5,627,599	(344,984)
Net decrease in cash and cash equivalents	(660,585)	(368,405)	(1,716,279)	(8,592,189)
Cash and cash equivalents at beginning of year	1,105,291	2,821,570	2,821,570	11,413,759
Cash and cash equivalents at end of year	444,706	2,453,165	1,105,291	2,821,570
Supplemental disclosures of cash flow information:
Interest expense paid in cash	542	23,550	17,610	37,125
Income taxes paid in cash	$ 8,695	$ 3,672	11,650	20,993
Noncash investing activities:
Stock issuance in connection with the acquisition				1,000,000
Noncash financing activities:
Fair value of warrants issued to placement agents			$ 74,281